Risk management - Funding and Liquidity Risk (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Structural interest rate risk
Total Balance Sheet Assets	$ 1,407,320	$ 1,361,558
Liabilities	(1,299,114)	(1,259,588)
Equity	(134,798)	(123,287)	$ (115,410)	$ (105,227)
Total Balance Sheet Liabilities	(1,467,548)	(1,408,724)
1 month
Structural interest rate risk
Total Balance Sheet Assets	244,549	267,346
Liabilities	(439,952)	(408,328)
3 months
Structural interest rate risk
Total Balance Sheet Assets	89,817	79,718
Liabilities	(64,357)	(55,805)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	318,438	294,489
Liabilities	(73,009)	(54,372)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	188,633	160,968
Liabilities	(41,277)	(70,241)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	340,700	300,088
Liabilities	(115,839)	(120,235)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(134,758)	(123,255)	(115,381)	$ (105,172)
Liquidity risk
Structural interest rate risk
Total Balance Sheet Assets	3,902,867	3,767,210	1,414,049
Total Balance Sheet Liabilities	(3,730,403)	(3,626,163)	(1,226,818)
Total Balance Sheet Gap	172,464	141,047	187,231
Total Off-Balance Sheet Gap	20,905	30,927	15,009
Liquidity risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	134,561	303,529	424,951
Total Balance Sheet Liabilities	(348,453)	(284,649)	(263,922)
Total Balance Sheet Gap	(213,892)	18,880	161,029
Total Off-Balance Sheet Gap	(15,134)	755	(8,956)
Total Structural Gap	(229,026)	19,635	152,073
Accumulated Gap	(229,026)	19,635	152,073
Liquidity risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	93,016	78,133	64,734
Total Balance Sheet Liabilities	(52,981)	(31,454)	(31,588)
Total Balance Sheet Gap	40,035	46,679	33,146
Total Off-Balance Sheet Gap	398	108	596
Total Structural Gap	40,433	46,787	33,742
Accumulated Gap	(188,593)	66,422	185,815
Liquidity risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	75,365	79,085	68,261
Total Balance Sheet Liabilities	(50,531)	(34,594)	(25,813)
Total Balance Sheet Gap	24,834	44,491	42,448
Total Off-Balance Sheet Gap	730	(144)	117
Total Structural Gap	25,564	44,347	42,565
Accumulated Gap	(163,029)	110,769	228,380
Liquidity risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	133,116	160,129	101,605
Total Balance Sheet Liabilities	(63,270)	(43,605)	(44,697)
Total Balance Sheet Gap	69,846	116,524	56,908
Total Off-Balance Sheet Gap	1,125	1,637	599
Total Structural Gap	70,971	118,161	57,507
Accumulated Gap	(92,058)	228,930	285,887
Liquidity risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	362,488	264,286	235,946
Total Balance Sheet Liabilities	(129,530)	(60,079)	(71,640)
Total Balance Sheet Gap	232,958	204,207	164,306
Total Off-Balance Sheet Gap	10,566	5,657	7,423
Total Structural Gap	243,524	209,864	171,729
Accumulated Gap	151,466	438,794	457,616
Liquidity risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	185,117	129,283	109,695
Total Balance Sheet Liabilities	(71,576)	(83,770)	(61,254)
Total Balance Sheet Gap	113,541	45,513	48,441
Total Off-Balance Sheet Gap	5,253	6,293	4,090
Total Structural Gap	118,794	51,806	52,531
Accumulated Gap	270,260	490,600	510,147
Liquidity risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	269,956	181,693	158,065
Total Balance Sheet Liabilities	(289,318)	(309,566)	(292,325)
Total Balance Sheet Gap	(19,362)	(127,873)	(134,260)
Total Off-Balance Sheet Gap	6,175	3,781	(864)
Total Structural Gap	(13,187)	(124,092)	(135,124)
Accumulated Gap	257,073	366,508	375,023
Liquidity risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,649,247	2,571,073	250,794
Total Balance Sheet Liabilities	(2,724,743)	(2,778,446)	(435,580)
Total Balance Sheet Gap	(75,496)	(207,373)	(184,786)
Total Off-Balance Sheet Gap	11,791	12,838	12,005
Total Structural Gap	(63,705)	(194,535)	(172,781)
Accumulated Gap	193,368	171,973	202,242
Liquidity risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(138,381)	(125,813)	(116,134)
Liquidity risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(138,381)	(125,813)	(116,134)
Liquidity risk | Money Market
Structural interest rate risk
Liabilities	(210,680)	(114,421)	(113,294)
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(100,790)	(27,386)	(20,523)
Liquidity risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(718)	(89)	(791)
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Liabilities	(684)
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities	(2,116)
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(903)
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(105,470)	(86,945)	(91,981)
Liquidity risk | Deposits
Structural interest rate risk
Liabilities	(709,438)	(643,226)	(607,532)
Liquidity risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(238,812)	(253,793)	(239,107)
Liquidity risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(33,549)	(20,848)	(19,463)
Liquidity risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(26,289)	(17,375)	(14,194)
Liquidity risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(26,585)	(14,367)	(12,780)
Liquidity risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(62,061)	(19,813)	(21,136)
Liquidity risk | Deposits | 3 to 5 years
Structural interest rate risk
Liabilities	(42,162)	(11,475)	(11,777)
Liquidity risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(279,979)	(305,556)	(289,075)
Liquidity risk | Long-Term Funding
Structural interest rate risk
Liabilities	(213,656)	(214,803)	(191,378)
Liquidity risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(8,851)	(3,470)	(4,292)
Liquidity risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(18,714)	(10,517)	(11,334)
Liquidity risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(23,558)	(17,219)	(11,619)
Liquidity risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(34,569)	(29,238)	(31,917)
Liquidity risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(66,566)	(40,266)	(50,504)
Liquidity risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(29,414)	(72,295)	(49,477)
Liquidity risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(9,339)	(4,010)	(3,250)
Liquidity risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(22,644)	(37,788)	(28,985)
Liquidity risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,458,248)	(2,527,900)	(198,480)
Liquidity risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,458,248)	(2,527,900)	(198,480)
Liquidity risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	83,423	101,353	80,851
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	38,853	35,304	41,236
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets			11
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets			11
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	29	52	41
Liquidity risk | Money Market | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets			10
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	44,540	65,997	39,543
Liquidity risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	923,390	894,975	774,862
Liquidity risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	63,743	63,631	53,125
Liquidity risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	91,160	77,990	64,611
Liquidity risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	73,504	77,902	68,058
Liquidity risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	122,407	117,370	101,213
Liquidity risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	280,957	262,468	234,382
Liquidity risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	121,497	126,185	106,830
Liquidity risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	171,017	170,565	146,624
Liquidity risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(895)	(1,135)	20
Liquidity risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	2,391	(226)	(72)
Liquidity risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,391	(226)	(72)
Liquidity risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	411,339	265,639	372,029
Liquidity risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	31,965	204,594	330,590
Liquidity risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	1,856	143	123
Liquidity risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	1,861	1,183	192
Liquidity risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	10,709	42,759	381
Liquidity risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	81,502	1,766	1,523
Liquidity risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	63,620	3,098	2,855
Liquidity risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	98,939	11,128	11,441
Liquidity risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	120,887	968	24,924
Liquidity risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	16,890	14,417	11,652
Liquidity risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	16,890	14,417	11,652
Liquidity risk | Other assets Member
Structural interest rate risk
Total Balance Sheet Assets	2,465,434	2,491,052	174,727
Liquidity risk | Other assets Member | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,465,434	$ 2,491,052	$ 174,727